UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-21327

Dreyfus Manager Funds II

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       11/30

Date of reporting period:     02/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2015 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--31.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	585,000		582,748
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		400,222
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	a	422,539
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	103,628	a	103,762
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	247,294		247,618
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		482,538
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		323,547
					2,562,974
Commercial Mortgage Pass-Through Ctfs.--1.7%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	135,704		136,566
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	b	190,407
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		569,986
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	b	384,358
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	a,b	429,581
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	240,000	a	256,843
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. CFX	3.38	12/15/19	655,000	a	654,618
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	a	732,606
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		951,334
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	335,000	b	372,660
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		131,400
					4,810,359
Consumer Discretionary--1.4%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		59,234
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		238,177
Comcast,

Gtd. Notes	6.50	11/15/35	135,000		187,067
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	400,595
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	522,747	a	715,299
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	a	346,692
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		276,539
Sky,
Gtd. Notes	3.75	9/16/24	465,000	a	480,579
Staples,
Sr. Unscd. Notes	2.75	1/12/18	215,000		214,512
Time Warner,
Gtd. Debs.	5.35	12/15/43	530,000		622,995
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	350,000		355,018
					3,896,707
Consumer Staples--1.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		69,747
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		90,975
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		133,928
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		35,599
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		424,668
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		207,796
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	a	543,470
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		614,079
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	280,000	a	292,991
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	221,497
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	a	278,674
					2,913,424
Energy--1.1%
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	460,000		462,146
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000	c	477,909
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000	c	253,426
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	240,000	c	235,659
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		268,859
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	235,000		236,644

Kinder Morgan Energy Partners,
Gtd. Notes	6.55	9/15/40	205,000		238,299
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		92,940
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		83,677
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	170,000		168,178
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		225,380
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		275,909
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		152,267
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		68,978
					3,240,271
Financial--3.3%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	a	269,540
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		50,729
Bank of America,
Sr. Unscd. Notes	1.29	1/15/19	520,000	b	527,378
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	150,000		152,462
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	500,000		528,786
Bank of America,
Sub. Notes	4.25	10/22/26	515,000		528,470
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		333,978
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		58,377
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		302,673
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		206,379
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		247,855
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		198,497
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		180,535
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	55,000	a	57,181
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	282,624
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.07	3/12/19	765,000	b	759,754
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	145,000		149,688
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	200,000		218,822
General Electric Capital,

Sr. Unscd. Notes	0.76	1/14/19	405,000	b	405,838
Goldman Sachs Group,
Sr. Unscd. Notes	1.36	11/15/18	505,000	b	510,557
Goldman Sachs Group,
Sr. Unscd. Notes	1.86	11/29/23	430,000	b	445,698
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		261,350
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		264,138
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		318,712
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		260,191
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	500,000		517,144
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		230,166
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		119,504
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	a	171,247
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	250,000		252,982
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		224,793
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		227,040
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	210,000		217,752
					9,480,840
Foreign/Governmental--.5%
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	280,000		284,055
Latvian Government,
Sr. Unscd. Notes	2.75	1/12/20	240,000	a	242,503
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	200,000	a	248,750
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	420,000		463,050
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		120,760
					1,359,118
Health Care--.4%
Actavis,
Gtd. Notes	4.63	10/1/42	100,000		100,026
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	130,000		131,611
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	255,000		258,596
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	90,000		94,550
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	60,000		66,024
Medtronic,
Gtd. Notes	4.63	3/15/45	260,000	a	295,530

Mylan,
Sr. Unscd. Notes	5.40	11/29/43	190,000		217,067
					1,163,404
Industrial--.1%
Waste Management,
Gtd. Notes	6.10	3/15/18	145,000		163,777
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		75,495
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	190,000		216,127
					291,622
Materials--.7%
Agrium,
Sr. Unscd. Notes	3.38	3/15/25	155,000		154,714
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	100,000		98,814
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	245,000		216,200
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	410,000		438,700
Glencore Funding,
Gtd. Notes	4.63	4/29/24	230,000	a,c	242,296
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		355,108
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000	c	286,875
Vale Overseas,
Gtd. Notes	4.38	1/11/22	240,000	c	234,471
					2,027,178
Municipal Bonds--.3%
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	85,000		88,975
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	150,000		151,533
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		153,312
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		13,342
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		297,405
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		177,624
					882,191
Telecommunications--.7%
AT&T,
Sr. Unscd. Notes	1.17	11/27/18	355,000	b	359,076
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	210,000		224,527
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000		219,265

Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	210,000		241,004
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	805,000		1,059,531
					2,103,403
U.S. Government Agencies--1.3%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	956,193
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	d	2,295,153
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	499,639
					3,750,985
U.S. Government Agencies/Mortgage-Backed--8.0%
Federal Home Loan Mortgage Corp:
3.50%, 12/1/41 - 11/1/44			4,773,525	d	5,019,216
5.00%, 4/1/39			449,025	d	506,173
5.50%, 4/1/22 - 1/1/36			299,747	d	332,047
Federal National Mortgage Association:
3.00%, 5/1/42 - 8/1/42			1,875,021	d	1,915,553
3.50%, 12/1/41 - 8/1/42			2,381,805	d	2,510,814
4.00%, 1/1/41 - 12/1/43			5,318,852	d	5,716,216
4.50%, 2/1/39 - 8/1/41			3,388,882	d	3,706,013
5.00%, 8/1/20 - 7/1/39			933,208	d	1,036,215
5.50%, 9/1/34 - 5/1/40			286,263	d	326,825
6.00%, 10/1/37 - 2/1/39			75,206	d	86,148
8.00%, 3/1/30			127	d	129
Government National Mortgage Association I;
5.50%, 4/15/33			38,541		43,896
Government National Mortgage Association II;
3.00%, 1/20/45			1,621,597		1,669,736
					22,868,981
U.S. Government Securities--9.6%
U.S. Treasury Bonds:
3.75%, 11/15/43			2,685,000		3,320,381
4.50%, 2/15/36			325,000		438,141
U.S. Treasury Floating Rate Notes;
0.09%, 7/31/16			4,100,000	b	4,100,070
U.S. Treasury Inflation Protected
Securities 0.63%, 1/15/24			1,771,898	e	1,849,833
U.S. Treasury Notes:
0.75%, 1/15/17			12,645,000	c	12,687,475
1.50%, 12/31/18			4,925,000	c	4,963,090
					27,358,990
Utilities--.8%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		105,372
Enel Finance International,
Gtd. Notes	6.00	10/7/39	210,000	a	257,521
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		388,715
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		273,225
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		104,128

NiSource Finance,
Gtd. Notes	5.65	2/1/45	390,000		497,221
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		262,108
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		229,959
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		35,447
					2,153,696
Total Bonds and Notes
(cost $88,065,884)					91,027,920

Common Stocks--64.4%			Shares		Value ($)
Consumer Discretionary--5.9%
Carnival			49,300		2,168,707
CBS, Cl. B			10,285		607,843
Delphi Automotive			8,134		641,285
Dollar General			7,899	f	573,625
Interpublic Group of Companies			93,299		2,080,568
Kohl's			8,133		600,215
Liberty Interactive, Cl. A			20,560	f	607,137
Lowe's			32,955		2,441,636
Michael Kors Holdings			13,682	f	922,304
News Corp., Cl. A			27,260	f	470,916
PVH			10,482		1,116,647
Regal Entertainment Group, Cl. A			62,103	c	1,468,115
Time Warner			9,866		807,631
Twenty-First Century Fox, Cl. A			19,977		699,195
Ulta Salon, Cosmetics & Fragrance			7,321	f	1,030,504
United Continential Holdings			2,390	f	155,780
Viacom, Cl. B			6,270		438,524
					16,830,632
Consumer Staples--5.2%
Coca-Cola Enterprises			67,945		3,139,059
ConAgra Foods			19,634		686,797
Costco Wholesale			7,548		1,109,254
CVS Health			42,879		4,453,842
Estee Lauder, Cl. A			11,138		920,778
Molson Coors Brewing, Cl. B			30,057		2,281,026
PepsiCo			11,650		1,153,117
Philip Morris International			12,578		1,043,471
					14,787,344
Energy--7.3%
Anadarko Petroleum			25,529		2,150,308
EOG Resources			9,053		812,235
Marathon Oil			33,430		931,360
Occidental Petroleum			99,046		7,713,702
Phillips 66			34,182		2,681,920
Schlumberger			34,188		2,877,262
Valero Energy			58,856		3,630,827
					20,797,614
Exchange-Traded Funds--.0%
iShares Russell 1000 Value ETF			537		56,417
Financial--15.9%
Allstate			17,955		1,267,623

American International Group	16,098		890,702
Ameriprise Financial	21,035		2,810,907
Bank of America	180,498		2,853,673
Berkshire Hathaway, Cl. B	31,799	f	4,687,491
Citigroup	76,093		3,988,795
Discover Financial Services	9,699		591,445
Goldman Sachs Group	19,553		3,710,964
Hartford Financial Services Group	31,444		1,287,946
Intercontinental Exchange	5,140		1,209,750
Invesco	14,020		564,585
JPMorgan Chase & Co.	79,196		4,853,131
Morgan Stanley	58,070		2,078,325
PNC Financial Services Group	27,855		2,561,546
Prudential Financial	12,270		992,029
Regions Financial	153,996		1,479,902
TD Ameritrade Holding	38,956		1,412,934
Voya Financial	109,200		4,825,548
Wells Fargo & Co.	60,542		3,317,096
			45,384,392
Health Care--10.4%
Aetna	10,170		1,012,424
Agilent Technologies	13,770		581,232
Biogen Idec	5,321	f	2,179,428
Cardinal Health	46,363		4,079,480
Eli Lilly & Co.	25,406		1,782,739
Endo International	7,983	f	683,345
Humana	6,202		1,019,485
Laboratory Corporation of America
Holdings	7,570	f	931,337
McKesson	4,731		1,081,980
Medtronic	22,035		1,709,696
Merck & Co.	45,778		2,679,844
Mylan	16,245	f	931,245
Omnicare	15,734		1,207,427
Pfizer	169,647		5,822,285
UnitedHealth Group	28,193		3,203,571
Zoetis	12,729		586,680
			29,492,198
Industrial--5.6%
Cummins	9,435		1,341,940
Delta Air Lines	6,697		298,150
FedEx	5,539		980,292
Honeywell International	33,150		3,407,157
Leucadia National	24,555		582,690
Northrop Grumman	11,685		1,936,321
Owens Corning	22,027		873,591
Raytheon	8,082		879,079
Tyco International	12,040		508,329
United Technologies	42,927		5,233,231
			16,040,780
Information Technology--10.7%
Accenture, Cl. A	19,210		1,729,476
Apple	45,572		5,854,179
Applied Materials	90,868		2,276,243
Cisco Systems	205,918		6,076,640

Cognizant Technology Solutions,
Cl. A	17,424	f	1,088,739
EMC	55,680		1,611,379
Facebook, Cl. A	9,599	f	758,033
Google, Cl. A	505	f	284,128
Google, Cl. C	2,880	f	1,608,192
Keysight Technologies	9,432		354,077
Microchip Technology	47,803		2,450,860
Oracle	19,736		864,832
salesforce.com	22,047	f	1,529,621
Symantec	27,542		692,957
Texas Instruments	29,200		1,716,960
Visa, Cl. A	6,354		1,723,904
			30,620,220
Materials--3.4%
Martin Marietta Materials	16,029		2,281,408
Mosaic	25,094		1,336,506
Packaging Corporation of America	10,353		857,850
Potash Corp of Saskatchewan	18,228		654,385
Praxair	12,251		1,566,903
Vulcan Materials	34,657		2,876,531
			9,573,583
Total Common Stocks
(cost $155,451,307)			183,583,180

Other Investment--3.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,178,309)	10,178,309	[g]	10,178,309
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,763,889)	3,763,889	[g]	3,763,889
Total Investments (cost $257,459,389)	101.2%		288,553,298
Liabilities, Less Cash and Receivables	(1.2%)		(3,340,098)
Net Assets	100.0%		285,213,200

ETF -- Exchange-Traded Fund
GO -- General Obligation
REIT -- Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities were valued at $7,946,938 or 2.8% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was
$18,651,142 and the value of the collateral held by the fund was $19,104,494, consisting of cash collateral of
$3,763,889 and U.S. Government & Agency securities valued at $15,340,605.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $31,093,909 of which $33,841,104 related to appreciated investment securities and $2,747,195 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	64.4
U.S. Government Agencies/Mortgage-Backed	18.9
Corporate Bonds	9.6
Money Market Investments	4.9
Commercial Mortgage-Backed	1.7
Asset-Backed	.9
Foreign/Governmental	.5
Municipal Bonds	.3
101.2
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,562,974	-	2,562,974
Commercial Mortgage-Backed	-	4,810,359	-	4,810,359
Corporate Bonds+	-	27,434,322	-	27,434,322
Equity Securities - Domestic Common Stocks+	181,950,074	-	-	181,950,074
Equity Securities - Foreign Common Stocks+	1,576,689	-	-	1,576,689
Exchange-Traded Funds	56,417	-	-	56,417
Foreign Government	-	1,359,118	-	1,359,118
Municipal Bonds+	-	882,191	-	882,191
Mutual Funds	13,942,198	-	-	13,942,198
U.S. Government Agencies/Mortgage-Backed	-	26,619,966	-	26,619,966
U.S. Treasury	-	27,358,990	-	27,358,990
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)